Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights - Movement of paid-in capital subject to redemption (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
At the beginning	¥ 2,381,327	¥ 1,701,294
Changes in fair value	1,625,287	680,033
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At the end	¥ 0	¥ 2,381,327